Schedule of Restructuring and Related Costs, Cumulative Costs (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Separation Related Actions
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	$ 2	$ 2
Separation Related Actions | Employee serverance and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	2	2
Separation Related Actions | Facility exit and other charges
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	0	0
2011 Program
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	9	9
2011 Program | Employee serverance and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	4	4
2011 Program | Facility exit and other charges
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	5	5
2009 Program
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	14	14
2009 Program | Employee serverance and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	10	10
2009 Program | Facility exit and other charges
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	$ 4	$ 4